State Street SPDR Portfolio Emerging Markets ETF Performance Management - State Street SPDR Portfolio Emerging Markets ETF	Sep. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual returns of the Index and of a relevant broad-based securities index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.statestreet.com/im.
Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual returns of the Index and of a relevant broad-based securities index.
Bar Chart [Heading]	Annual Total Returns (years ended 12/31)
Bar Chart Closing [Text Block]	ReturnsQuarter/YearHighest Quarterly Return18.79%Q2 2020Lowest Quarterly Return-24.11%Q1 2020
Performance Table Heading	Average Annual Total Returns (for periods ended 12/31/25)
Performance Table Narrative	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Fund Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the returns before taxes or the Index returns due to the application of foreign tax credits and/or an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund Shares.
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Fund Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	The returns after taxes can exceed the returns before taxes or the Index returns due to the application of foreign tax credits and/or an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund Shares.
Performance Availability Website Address [Text]	www.statestreet.com/im
Performance Availability Phone [Text]	1-866-787-2257
State Street SPDR Portfolio Emerging Markets ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return
Highest Quarterly Return	18.79%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return
Lowest Quarterly Return	(24.11%)
Lowest Quarterly Return, Date	Mar. 31, 2020